Securities Sold Under Agreements to Repurchase - Schedule of Securities Sold Under Agreements to Repurchase (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Outstanding balance at year end	$ 18,674	$ 22,199	$ 21,755
Average balance during the year	$ 18,321	$ 18,456	$ 18,234
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$ 21,970	$ 22,199	$ 23,889
Weighted average interest rate at year end	0.10%	0.10%	0.10%